RISK MANAGEMENT - Investment debt securities - Concentration by sector (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	11,996,398	9,754,120
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	224,581,946	215,324,860
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	21,608,992	18,935,757
Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,053,862	2,972,616
Trading securities
Disclosure of financial assets [line items]
Financial assets	9,113,668	7,204,312
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	9,113,668	7,204,312
Investment securities at fair value
Disclosure of financial assets [line items]
Financial assets	22,947,186	20,057,614
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	29,346,069	25,702,607
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,053,862	2,972,616
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,030,819	2,940,295
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Foreign currency | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	23,043	32,321
Debt securities | Trading securities
Disclosure of financial assets [line items]
Financial assets	4,673,113	3,762,978
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	4,673,113	3,762,978
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	4,067,006	3,321,177
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	606,107	441,801
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	10,102	31,256
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	10,102	31,256
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	21,608,992	18,935,757
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	10,666,770	9,867,018
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	10,942,222	9,068,739
Securities issued by the Colombian Government | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	2,425,760	2,270,642
Securities issued by the Colombian Government | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	2,424,033	2,210,108
Securities issued by the Colombian Government | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	1,727	60,534
Securities issued by the Colombian Government | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	9,834,271	9,256,358
Securities issued by the Colombian Government | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	1,809,671	1,269,416
Securities issued by other of the Colombian Government entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,029,802	2,931,172
Securities issued by other of the Colombian Government entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,029,802	2,931,172
Securities issued by other of the Colombian Government entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	175,794	128,546
Securities issued by other of the Colombian Government entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	175,794	108,072
Securities issued by other of the Colombian Government entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets		20,473
Securities issued by other of the Colombian Government entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	260,213	194,933
Securities issued by other of the Colombian Government entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	205,465	302,701
Securities issued by foreign Governments | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	23,043	32,321
Securities issued by foreign Governments | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Foreign currency | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	23,043	32,321
Securities issued by foreign Governments | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	139,534	98,155
Securities issued by foreign Governments | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	139,534	98,155
Securities issued by foreign Governments | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	4,997,430	3,015,556
Securities issued by central banks | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	13,966	12,914
Securities issued by central banks | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	13,966	12,914
Securities issued by central banks | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	970,095	1,131,740
Securities issued by other financial entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,017	9,123
Securities issued by other financial entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,017	9,123
Securities issued by other financial entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	1,850,422	1,218,751
Securities issued by other financial entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	1,402,094	972,789
Securities issued by other financial entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	448,328	245,962
Securities issued by other financial entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	495,863	388,019
Securities issued by other financial entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	2,559,062	2,920,462
Securities issued by entities of the non-financial sector entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	33,942	29,122
Securities issued by entities of the non-financial sector entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	33,942	29,122
Securities issued by entities of the non-financial sector entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	25,733	27,708
Securities issued by entities of the non-financial sector entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	9,107	182,232
Other debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	33,695	4,848
Other debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	31,143	1,086
Other debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	2,552	3,763
Other debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	10,102	31,256
Other debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	10,102	31,256
Other debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	50,690
Other debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	$ 391,392	$ 246,632